1933 Act/Rule 497(j)


                                   May 4, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Duff & Phelps Institutional Mutual Funds
         Registration No. 33-80057

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in Versions A and B of the registration statement for such registrant, filed electronically on April 28, 1998.


                                            Very truly yours,
                                            /s/ Thomas N. Steenburg
                                            Thomas N. Steenburg, Counsel
                                            Phoenix Duff & Phelps Corporation